Share Based Payment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Share Options

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2021	2021	2022	2022
Outstanding at beginning of the year	1.98	17,839	1.98	17,839
Exercised during the year	—	—	1.98	(17,839)
Outstanding at the end of the year	1.98	17,839	—	—
Exercisable at the end of the year	1.98	17,839	—	—

Summary of Number and Weighted Average Exercise Price of Employee Stock Options under ESOP Plan 2015

	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2023	2023
Outstanding at beginning of the year	0.1232	320
Outstanding at the end of the year	0.1232	320
Exercisable at the end of the year	0.1232	196

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2021	1,478,191	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2022	2,413,442	Refer notes	4 – 9 years
RSUs granted during the year ended March 31, 2023	1,455,554	Refer notes	4 – 8 years

Summary of Number and Weighted Average Exercise Price under Share Incentive Plan

The number and weighted average exercise price of RSUs under share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2021	2021	2022	2022	2023	2023
Outstanding at the beginning of the year	0.0005	6,437,422	0.0005	5,979,731	0.0005	7,445,641
Granted during the year	0.0005	1,478,191	0.0005	2,413,442	0.0005	1,455,554
Forfeited and expired during the year	0.0005	(470,810)	0.0005	(424,405)	0.0005	(369,630)
Exercised during the year	0.0005	(1,465,072)	0.0005	(523,127)	0.0005	(757,821)
Outstanding at the end of the year	0.0005	5,979,731	0.0005	7,445,641	0.0005	7,773,744
Exercisable at the end of the year	0.0005	3,328,012	0.0005	3,869,396	0.0005	4,327,478

Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price under Share Incentive Plan

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2021	2021	2022	2022	2023	2023
Outstanding at the beginning of the year	2,229	21,588	2,229	19,489	2,229	19,489
Forfeited and expired during the year	2,229	(1,968)	2,229	—	2,229	—
Exercised during the year	2,229	(131)	2,229	—	2,229	(987)
Outstanding at the end of the year	2,229	19,489	2,229	19,489	2,229	18,502
Exercisable at the end of the year	2,229	6,409	2,229	12,949	2,229	18,502